SUPPLEMENT DATED DECEMBER 11, 2019 TO THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK VECTORS ETF TRUST
(as supplemented)

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors Morningstar Durable Dividend ETF, VanEck Vectors Morningstar Global Wide Moat ETF, VanEck Vectors Morningstar Wide Moat ETF, VanEck Vectors Morningstar International Moat ETF, VanEck Vectors Russia ETF, VanEck Vectors Russia Small-Cap ETF, VanEck Vectors Vietnam ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Gaming ETF, VanEck Vectors Video Gaming and eSports ETF, VanEck Vectors Retail ETF and VanEck Vectors Semiconductor ETF (each, a “Fund”, and together, the “Funds”), each a series of the Trust. You may obtain a copy of the Funds’ Prospectuses free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective December 11, 2019 (the “Effective Date”), each Fund will transfer the primary listing for its shares (“Shares”) to either Cboe BZX Exchange, Inc. (“Cboe”) or The NASDAQ Stock Market LLC (“Nasdaq”), as listed below, and such Shares will no longer be listed on the NYSE Arca, Inc. (“NYSE Arca”). On the Effective Date, all references in the Funds’ SAI to NYSE Arca as the listing exchange for the Shares are hereby changed and replaced with the respective exchange listed below. This change has no effect on any Fund’s investment objective or strategies.

Fund	Ticker	Primary Listing Exchange
VanEck Vectors Morningstar Durable Dividend ETF	DURA	Cboe
VanEck Vectors Morningstar Global Wide Moat ETF	GOAT	Cboe
VanEck Vectors Morningstar Wide Moat ETF	MOAT	Cboe
VanEck Vectors Morningstar International Moat ETF	MOTI	Cboe
VanEck Vectors Russia ETF	RSX	Cboe
VanEck Vectors Russia Small-Cap ETF	RSXJ	Cboe
VanEck Vectors Vietnam ETF	VNM	Cboe
VanEck Vectors Fallen Angel High Yield Bond ETF	ANGL	Nasdaq
VanEck Vectors Gaming ETF	BJK	Nasdaq
VanEck Vectors Video Gaming and eSports ETF	ESPO	Nasdaq
VanEck Vectors Retail ETF	RTH	Nasdaq
VanEck Vectors Semiconductor ETF	SMH	Nasdaq

Please retain this supplement for future reference